Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Other receivable, prepaid expenses, and other current assets consist of the following (in thousands):
	March 31	December 31
	2024	2023
	(in thousands)
Prepaid expenses and other current assets	$2,501	$2,602
Accrued revenue	-	6
Other receivable	522	736
Total	$3,023	$3,344
Other receivable, prepaid expenses and other current assets consist of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Prepaid expenses and other current assets	$2,602	$328
Accrued revenue	6	294
Other receivable	736	860
Total	$3,344	$1,482